UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1.	Schedule of Investments.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

September 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 95.4%
Automobiles & Components – 1.4%
760,500	Ford Motor Co.	$ 10,319,985
339,800	General Motors Co.	10,200,796

		20,520,781

Banks – 7.0%
640,281	Bank of America Corp.	9,975,578
19,300	Bank of Hawaii Corp.	1,225,357
700	BankUnited, Inc.	25,025
30,301	Cullen/Frost Bankers, Inc.	1,926,488
301,500	First Niagara Financial Group, Inc.	3,078,315
360,400	JPMorgan Chase & Co.	21,973,588
887,500	New York Community Bancorp, Inc.(a)	16,028,250
158,900	PacWest Bancorp	6,802,509
636,600	People’s United Financial, Inc.	10,013,718
118,100	U.S. Bancorp	4,843,281
477,200	Wells Fargo & Co.	24,504,220

		100,396,329

Capital Goods – 6.7%
57,500	3M Co.	8,151,775
147,800	Caterpillar, Inc.	9,660,208
149,300	Eaton Corp. PLC	7,659,090
100,500	Emerson Electric Co.	4,439,085
1,205,550	General Electric Co.	30,403,971
46,400	Honeywell International, Inc.	4,393,616
83,951	Lockheed Martin Corp.	17,403,882
78,600	The Boeing Co.	10,292,670
21,600	The Timken Co.	593,784
44,000	United Technologies Corp.	3,915,560

		96,913,641

Commercial & Professional Services – 1.0%
310,500	Covanta Holding Corp.	5,418,225
67,800	KAR Auction Services, Inc.	2,406,900
471,500	R.R. Donnelley & Sons Co.	6,865,040

		14,690,165

Consumer Durables & Apparel – 1.0%
176,000	Coach, Inc.	5,091,680
99,600	Garmin Ltd.	3,573,648
89,600	Leggett & Platt, Inc.	3,696,000
400	Skechers U.S.A., Inc. Class A*	53,632
41,400	Tupperware Brands Corp.	2,048,886

		14,463,846

Consumer Services – 2.6%
54,500	Darden Restaurants, Inc.	3,735,430
7,347	International Game Technology PLC	112,630
107,500	Las Vegas Sands Corp.	4,081,775
180,900	McDonald’s Corp.	17,824,077
117,000	Six Flags Entertainment Corp.	5,356,260

Shares	Description	Value
Common Stocks – (continued)
Consumer Services – (continued)
117,100	Starbucks Corp.	$ 6,655,964
4,700	The Wendy’s Co.	40,655

		37,806,791

Diversified Financials – 3.5%
31,100	Ameriprise Financial, Inc.	3,393,943
94,500	Artisan Partners Asset Management, Inc. Class A	3,329,235
41,700	Berkshire Hathaway, Inc. Class B*	5,437,680
29,900	BlackRock, Inc.	8,894,353
45,400	Capital One Financial Corp.	3,292,408
62,700	CME Group, Inc.	5,814,798
16,500	Eaton Vance Corp.	551,430
97,100	Federated Investors, Inc. Class B	2,806,190
190,200	Invesco Ltd.	5,939,946
124,000	Morgan Stanley	3,906,000
201,800	Navient Corp.	2,268,232
147,300	Waddell & Reed Financial, Inc. Class A	5,121,621

		50,755,836

Energy – 6.4%
57,900	Anadarko Petroleum Corp.	3,496,581
9,100	Antero Resources Corp.*	192,556
28,380	California Resources Corp.	73,788
163,400	Chevron Corp.(a)	12,888,992
14,300	Concho Resources, Inc.*	1,405,690
123,800	ConocoPhillips	5,937,448
4,700	Continental Resources, Inc.*	136,159
3,100	Core Laboratories NV	309,380
22,500	CVR Energy, Inc.	923,625
15,900	Diamondback Energy, Inc.*	1,027,140
2,100	Dril-Quip, Inc.*	122,262
4,200	Energen Corp.	209,412
73,400	EOG Resources, Inc.	5,343,520
297,600	Exxon Mobil Corp.	22,126,560
7,900	Golar LNG Ltd.	220,252
33,000	Gulfport Energy Corp.*	979,440
92,000	Halliburton Co.	3,252,200
22,100	HollyFrontier Corp.	1,079,364
139,400	Kinder Morgan, Inc.	3,858,592
12,500	Kosmos Energy Ltd.*	69,750
25,300	Laredo Petroleum, Inc.*	238,579
3,000	Memorial Resource Development Corp.*	52,740
69,300	Occidental Petroleum Corp.	4,584,195
5,600	Oceaneering International, Inc.	219,968
3,700	Patterson-UTI Energy, Inc.	48,618
19,900	PBF Energy, Inc. Class A	561,777
58,100	Phillips 66	4,464,404
1,200	QEP Resources, Inc.	15,036
15,500	Rice Energy, Inc.*	250,480
16,200	Rowan Companies PLC Class A	261,630

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Energy – (continued)
145,400	Schlumberger Ltd.	$ 10,028,238
7,400	SM Energy Co.	237,096
3,800	Targa Resources Corp.	195,776
100	Teekay Corp.	2,964
89,900	The Williams Companies, Inc.	3,312,815
53,900	Valero Energy Corp.	3,239,390
50,700	Weatherford International PLC*	429,936
28,800	Whiting Petroleum Corp.*	439,776
22,800	WPX Energy, Inc.*	150,936

		92,387,065

Food & Staples Retailing – 1.7%
114,000	CVS Health Corp.	10,998,720
75,800	Walgreens Boots Alliance, Inc.	6,298,980
112,500	Wal-Mart Stores, Inc.	7,294,500

		24,592,200

Food, Beverage & Tobacco – 4.8%
195,100	Altria Group, Inc.	10,613,440
172,500	General Mills, Inc.	9,682,425
142,900	PepsiCo, Inc.	13,475,470
151,900	Philip Morris International, Inc.	12,050,227
200	Pinnacle Foods, Inc.	8,376
393,500	The Coca-Cola Co.	15,787,220
105,900	The Kraft Heinz Co.	7,474,422

		69,091,580

Health Care Equipment & Services – 3.0%
198,100	Abbott Laboratories(a)	7,967,582
91,300	Cardinal Health, Inc.	7,013,666
400	Centene Corp.*	21,692
187,654	Medtronic PLC	12,561,559
134,800	UnitedHealth Group, Inc.	15,638,148

		43,202,647

Household & Personal Products – 1.9%
37,900	Avon Products, Inc.	123,175
49,300	Kimberly-Clark Corp.	5,375,672
10,400	Nu Skin Enterprises, Inc. Class A	429,312
299,200	The Procter & Gamble Co.	21,524,448

		27,452,607

Insurance – 2.9%
81,300	American International Group, Inc.	4,619,466
67,700	Arthur J. Gallagher & Co.	2,794,656
600	Erie Indemnity Co. Class A	49,764
191,500	Mercury General Corp.	9,672,665
160,300	MetLife, Inc.	7,558,145
564,100	Old Republic International Corp.	8,822,524
88,100	Prudential Financial, Inc.	6,714,101
27,600	Validus Holdings Ltd.	1,243,932

		41,475,253

Shares	Description	Value
Common Stocks – (continued)
Materials – 2.5%
5,619	Albemarle Corp.	$ 247,798
5,300	Compass Minerals International, Inc.	415,361
44,100	Domtar Corp.	1,576,575
94,700	E.I. du Pont de Nemours & Co.	4,564,540
119,300	International Paper Co.	4,508,347
82,200	LyondellBasell Industries NV Class A	6,852,192
25,700	Packaging Corp. of America	1,546,112
13,800	Royal Gold, Inc.	648,324
400	RPM International, Inc.	16,756
10,301	Sonoco Products Co.	388,749
350,500	The Dow Chemical Co.	14,861,200

		35,625,954

Media – 3.3%
43,200	Cinemark Holdings, Inc.	1,403,568
219,300	Comcast Corp. Class A	12,476,304
6,400	Gannett Co., Inc.	94,272
181,200	Regal Entertainment Group Class A	3,386,628
93,900	The Walt Disney Co.	9,596,580
166,500	Thomson Reuters Corp.	6,703,290
26,700	Time Warner Cable, Inc.	4,789,179
87,000	Time Warner, Inc.	5,981,250
1,900	Viacom, Inc. Class A	84,113
62,000	Viacom, Inc. Class B	2,675,300

		47,190,484

Pharmaceuticals, Biotechnology & Life Sciences – 10.1%
222,685	AbbVie, Inc.	12,116,291
18,600	Allergan PLC*	5,055,666
8,200	Alnylam Pharmaceuticals, Inc.*	658,952
86,600	Amgen, Inc.	11,978,512
15,900	Biogen, Inc.*	4,639,779
4,500	BioMarin Pharmaceutical, Inc.*	473,940
2,300	Bluebird Bio, Inc.*	196,765
196,500	Bristol-Myers Squibb Co.	11,632,800
54,200	Celgene Corp.*	5,862,814
132,200	Eli Lilly & Co.	11,063,818
138,500	Gilead Sciences, Inc.	13,599,315
5,200	Illumina, Inc.*	914,264
5,100	Incyte Corp.*	562,683
700	Intercept Pharmaceuticals, Inc.*	116,102
3,800	Intrexon Corp.*	120,840
16,200	Isis Pharmaceuticals, Inc.*	654,804
263,900	Johnson & Johnson	24,635,065
1,700	Juno Therapeutics, Inc.*	69,173
1,200	Medivation, Inc.*	51,000
268,050	Merck & Co., Inc.	13,238,989
779,300	Pfizer, Inc.	24,477,813
5,600	Regeneron Pharmaceuticals, Inc.*	2,604,784

		144,724,169

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trust – 2.4%
23,900	American Campus Communities, Inc.	$ 866,136
74,400	American Tower Corp.	6,545,712
1,601	Camden Property Trust	118,253
3,800	Communications Sales & Leasing, Inc.	68,020
52,300	Crown Castle International Corp.	4,124,901
19,900	DDR Corp.	306,062
77,700	Duke Realty Corp.	1,480,185
61,200	Equity Residential	4,597,344
51,900	Extra Space Storage, Inc.	4,004,604
800	Federal Realty Investment Trust	109,160
125,200	General Growth Properties, Inc.	3,251,444
31,101	Healthcare Trust of America, Inc.	762,277
18,800	Kilroy Realty Corp.	1,225,008
1,300	Lamar Advertising Co.	67,834
2,000	Mid-America Apartment Communities, Inc.	163,740
41,200	Omega Healthcare Investors, Inc.	1,448,180
10,200	Paramount Group, Inc.	171,360
5,500	Post Properties, Inc.	320,595
27,101	Simon Property Group, Inc.	4,978,889
5,900	Urban Edge Properties	127,381

		34,737,085

Retailing – 4.7%
32,100	Amazon.com, Inc.*	16,431,669
15,200	DSW, Inc. Class A	384,712
1,300	Foot Locker, Inc.	93,561
7,200	GNC Holdings, Inc. Class A	291,024
65,800	L Brands, Inc.	5,930,554
109,200	Lowe’s Companies, Inc.	7,526,064
35,800	Netflix, Inc.*	3,696,708
11,900	Penske Automotive Group, Inc.	576,436
114,200	Target Corp.	8,982,972
146,500	The Home Depot, Inc.	16,919,285
3,900	The Priceline Group, Inc.*	4,823,754
19,700	Williams-Sonoma, Inc.	1,504,095

		67,160,834

Semiconductors & Semiconductor Equipment – 3.0%
87,000	Analog Devices, Inc.	4,907,670
109,800	Cypress Semiconductor Corp.*	935,496
481,700	Intel Corp.	14,518,438
111,800	KLA-Tencor Corp.	5,590,000
245,100	Maxim Integrated Products, Inc.	8,186,340
173,100	Texas Instruments, Inc.	8,571,912

		42,709,856

Shares	Description	Value
Common Stocks – (continued)
Software & Services – 10.5%
93,600	Accenture PLC Class A	$ 9,197,136
151,700	Automatic Data Processing, Inc.(a)	12,190,612
47,100	Broadridge Financial Solutions, Inc.	2,606,985
318,001	CA, Inc.	8,681,448
177,900	Facebook, Inc. Class A*	15,993,210
300	FireEye, Inc.*	9,546
21,600	Google, Inc. Class A*	13,788,792
21,540	Google, Inc. Class C*	13,105,367
36,900	IAC/InterActiveCorp	2,408,463
79,700	International Business Machines Corp.	11,554,109
18,300	Leidos Holdings, Inc.	755,973
3,900	LinkedIn Corp. Class A*	741,507
756,750	Microsoft Corp.(a)	33,493,755
162,700	Oracle Corp.	5,876,724
7,400	Pandora Media, Inc.*	157,916
289,000	Paychex, Inc.	13,765,070
12,300	Splunk, Inc.*	680,805
1,400	Tableau Software, Inc. Class A*	111,692
3,400	Twitter, Inc.*	91,596
76,200	Visa, Inc. Class A	5,308,092
8,500	Yelp, Inc.*	184,110
2,100	Zillow Group, Inc. Class A*	60,333
9,200	Zillow Group, Inc. Class C*	248,400

		151,011,641

Technology Hardware & Equipment – 6.0%
479,500	Apple, Inc.(a)	52,888,850
497,800	Cisco Systems, Inc.	13,067,250
141,800	Hewlett-Packard Co.	3,631,498
23,600	Lexmark International, Inc. Class A	683,928
74,100	National Instruments Corp.	2,059,239
199,000	QUALCOMM, Inc.	10,692,270
82,700	Seagate Technology PLC	3,704,960

		86,727,995

Telecommunication Services – 3.3%
930,628	AT&T, Inc.(a)	30,319,860
390,900	Verizon Communications, Inc.	17,008,059

		47,327,919

Transportation – 1.9%
800	Alaska Air Group, Inc.	63,560
24,700	Copa Holdings SA Class A	1,035,671
62,200	Macquarie Infrastructure Corp.	4,643,852
125,600	Union Pacific Corp.	11,104,296
98,600	United Parcel Service, Inc. Class B	9,730,834

		26,578,213

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Utilities – 3.8%
122,900	Ameren Corp.	$ 5,194,983
187,500	Duke Energy Corp.	13,488,750
229,702	PPL Corp.	7,554,853
499,600	TECO Energy, Inc.	13,119,496
13,200	TerraForm Power, Inc.*	187,704
322,300	The Southern Co.	14,406,810

		53,952,596

TOTAL COMMON STOCKS (Cost $1,257,214,799)		1,371,495,487

Shares	Rate	Value
Investment Company(b)(c) – 4.5%
Goldman Sachs Financial Square Government Fund – FST Shares
65,007,565	0.025%	$ 65,007,565
(Cost $65,007,565)

TOTAL INVESTMENTS – 99.9% (Cost $1,322,222,364)		$1,436,503,052

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		1,325,597

NET ASSETS – 100.0%		$1,437,828,649

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	Represents an affiliated fund.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on September 30, 2015.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-Mini Index	814	December 2015	$77,684,090	$(1,481,978)

WRITTEN OPTIONS CONTRACTS — At September 30, 2015, the Fund had the following written options:

Call Options	Number of Contracts	Exercise Price	Expiration Month	Value

S&P 500 Index (Premiums Received $14,649,600)	2,688	$1,950	December 2015	$(14,649,600)

For the period ended September 30, 2015, the Fund had the following written options activity:

	Number of Contracts	Premiums Received

Contracts Outstanding December 31, 2014	2,718	$10,676,304

Contracts written	8,108	36,023,720
Contracts expired	(2,812)	(11,129,896)
Contracts bought to close	(5,326)	(20,920,528)

Contracts Outstanding September 30, 2015	2,688	$14,649,600

TAX INFORMATION — At September 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,323,640,001

Gross unrealized gain	184,893,847
Gross unrealized loss	(72,030,796)

Net unrealized security gain	$112,863,051

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

September 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 96.7%
Australia – 6.5%
411,768	ALS Ltd. (Commercial & Professional Services)	$ 1,339,145
101,952	Australia & New Zealand Banking Group Ltd. (Banks)	1,947,908
159,033	BHP Billiton Ltd. (Materials)	2,511,815
85,237	BHP Billiton PLC (Materials)	1,297,446
146,068	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	926,003
12,140	Commonwealth Bank of Australia (Banks)	623,128
812,022	Insurance Australia Group Ltd. (Insurance)	2,776,404
30,002	Lend Lease Group (Real Estate)	265,613
1,033,948	Metcash Ltd. (Food & Staples Retailing)	767,521
39,433	Orica Ltd. (Materials)	418,520
622,661	Scentre Group (REIT)	1,713,751
244,270	South32 Ltd. (Materials)*	235,459
399,407	Suncorp Group Ltd. (Insurance)	3,435,951
427,398	Telstra Corp. Ltd. (Telecommunication Services)	1,689,802
78,866	Transurban Group (Transportation)	552,440
59,168	Woodside Petroleum Ltd. (Energy)	1,210,959

		21,711,865

Austria – 0.2%
40,761	Raiffeisen Bank International AG (Banks)*	535,690

Belgium – 1.7%
44,948	Anheuser-Busch InBev NV (Food, Beverage & Tobacco)	4,780,469
27,307	Proximus (Telecommunication Services)	944,603

		5,725,072

Bermuda – 0.1%
58,117	Seadrill Ltd. (Energy)*	339,418

Denmark – 1.3%
35,148	Danske Bank A/S (Banks)	1,062,185
47,300	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	2,552,524
2,799	Pandora A/S (Consumer Durables & Apparel)	326,977
5,306	Vestas Wind Systems A/S (Capital Goods)	275,854

		4,217,540

Finland – 2.1%
37,156	Elisa OYJ (Telecommunication Services)	1,256,882
23,393	Kone OYJ Class B (Capital Goods)	890,285
10,415	Metso OYJ (Capital Goods)	216,661
58,816	Nokia OYJ (Technology Hardware & Equipment)	402,172
69,599	Orion OYJ Class B (Pharmaceuticals, Biotechnology & Life Sciences)	2,633,651
17,116	Sampo OYJ Class A (Insurance)	828,365
125,977	Stora Enso OYJ Class R (Materials)	953,208

		7,181,224

Shares	Description	Value
Common Stocks – (continued)
France – 7.9%
17,656	Accor SA (Consumer Services)	$ 827,841
11,970	Airbus Group SE (Capital Goods)	708,864
36,243	AXA SA (Insurance)	879,943
39,515	BNP Paribas SA (Banks)	2,326,410
14,125	Cap Gemini SA (Software & Services)	1,261,402
2,644	Carrefour SA (Food & Staples Retailing)	78,359
26,476	Casino Guichard Perrachon SA (Food & Staples Retailing)(a)	1,409,978
2,983	Compagnie de Saint-Gobain (Capital Goods)	129,463
3,628	Edenred (Commercial & Professional Services)	59,407
7,578	Electricite de France SA (Utilities)	133,809
237,980	Engie (Utilities)	3,850,632
2,079	Kering (Consumer Durables & Apparel)	340,320
1,362	Legrand SA (Capital Goods)	72,463
2,690	LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)	457,954
33,981	Orange SA (Telecommunication Services)	515,127
162,701	Rexel SA (Capital Goods)	2,002,938
47,721	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	4,543,044
7,358	Schneider Electric SE (Capital Goods)	412,041
32,066	Societe Generale SA (Banks)	1,433,061
2,283	Technip SA (Energy)	108,040
49,132	Total SA (Energy)(b)	2,210,099
3,484	Unibail-Rodamco SE (REIT)	902,997
81,945	Vivendi SA (Telecommunication Services)(b)	1,941,417

		26,605,609

Germany – 7.0%
22,142	Allianz SE (Registered) (Insurance)	3,478,353
9,792	Axel Springer SE (Media)	547,581
20,057	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	2,573,282
3,243	Beiersdorf AG (Household & Personal Products)	287,463
16,533	Celesio AG (Health Care Equipment & Services)	464,442
65,381	Daimler AG (Registered) (Automobiles & Components)	4,759,939
61,077	Deutsche Post AG (Registered) (Transportation)	1,692,017
40,069	E.ON SE (Utilities)	343,850
7,947	Hugo Boss AG (Consumer Durables & Apparel)	893,565
15,082	K+S AG (Registered) (Materials)	506,053
7,466	MAN SE (Capital Goods)	760,553
2,865	Metro AG (Food & Staples Retailing)	79,365
51,835	SAP SE (Software & Services)	3,358,063
26,814	Siemens AG (Registered) (Capital Goods)	2,395,482

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
5,419	Symrise AG (Materials)	$ 326,512
1,907	Volkswagen AG (Automobiles & Components)	224,688
22,525	Vonovia SE (Real Estate)	724,990

		23,416,198

Hong Kong – 2.9%
137,800	AIA Group Ltd. (Insurance)	716,663
88,500	BOC Hong Kong Holdings Ltd. (Banks)	261,011
56,000	Cheung Kong Infrastructure Holdings Ltd. (Utilities)	501,915
95,408	Cheung Kong Property Holdings Ltd. (Real Estate)	698,990
95,408	CK Hutchison Holdings Ltd. (Capital Goods)	1,241,033
59,000	Galaxy Entertainment Group Ltd. (Consumer Services)	151,116
112,000	Hang Lung Properties Ltd. (Real Estate)	251,928
822,701	Hong Kong & China Gas Co. Ltd. (Utilities)	1,542,707
49,500	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	1,135,580
27,000	Hysan Development Co. Ltd. (Real Estate)	112,425
214,000	Li & Fung Ltd. (Consumer Durables & Apparel)	163,931
88,000	MGM China Holdings Ltd. (Consumer Services)	102,513
53,000	MTR Corp. Ltd. (Transportation)	230,444
137,189	New World Development Co. Ltd. (Real Estate)	133,606
56,000	Power Assets Holdings Ltd. (Utilities)	529,921
155,600	Sands China Ltd. (Consumer Services)	472,629
155,261	Sino Land Co. Ltd. (Real Estate)	236,402
29,000	Sun Hung Kai Properties Ltd. (Real Estate)	378,256
58,200	Swire Properties Ltd. (Real Estate)	161,313
112,000	Wharf Holdings Ltd. (Real Estate)	631,949
141,200	Wynn Macau Ltd. (Consumer Services)	161,548

		9,815,880

Ireland – 0.1%
17,298	CRH PLC (Materials)	456,634

Israel – 0.3%
17,557	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)	991,268

Italy – 1.9%
2	Atlantia SpA (Transportation)	56
135,528	Eni SpA (Energy)	2,131,902
726,503	Intesa Sanpaolo SpA (Banks)	2,476,098
14,445	Saipem SpA (Energy)*	115,827
288,270	Snam SpA (Utilities)	1,480,521
76,721	UnipolSai SpA (Insurance)	166,831

		6,371,235

Shares	Description	Value
Common Stocks – (continued)
Japan – 22.4%
47,600	Advantest Corp. (Semiconductors & Semiconductor Equipment)	$ 342,232
8,300	Aisin Seiki Co. Ltd. (Automobiles & Components)	278,481
360,000	Aozora Bank Ltd. (Banks)	1,248,592
148,000	Asahi Glass Co. Ltd. (Capital Goods)	864,811
41,000	Asahi Kasei Corp. (Materials)	289,109
66,700	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	863,370
64,000	Bridgestone Corp. (Automobiles & Components)	2,214,795
118,800	Canon, Inc. (Technology Hardware & Equipment)	3,436,588
29,900	Casio Computer Co. Ltd. (Consumer Durables & Apparel)	544,234
2,000	Central Japan Railway Co. (Transportation)	322,455
12,100	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	371,630
10,800	Daicel Corp. (Materials)	132,579
37,000	Daihatsu Motor Co. Ltd. (Automobiles & Components)	427,994
3,100	Daikin Industries Ltd. (Capital Goods)	173,867
12,900	Daito Trust Construction Co. Ltd. (Real Estate)	1,310,702
24,300	Daiwa House Industry Co. Ltd. (Real Estate)	602,418
29,700	Denso Corp. (Automobiles & Components)	1,258,059
8,500	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	501,513
16,100	Electric Power Development Co. Ltd. (Utilities)	491,362
3,900	FANUC Corp. (Capital Goods)	599,971
52,100	Fuji Heavy Industries Ltd. (Automobiles & Components)	1,874,792
16,000	Fukuoka Financial Group, Inc. (Banks)	76,206
5,200	Hamamatsu Photonics K.K. (Technology Hardware & Equipment)	117,682
7,400	Hikari Tsushin, Inc. (Retailing)	517,944
48,300	Hino Motors Ltd. (Capital Goods)	492,217
1,825	Hirose Electric Co. Ltd. (Technology Hardware & Equipment)	198,677
10,000	Hitachi Construction Machinery Co., Ltd. (Capital Goods)	134,026
103,000	Hitachi Ltd. (Technology Hardware & Equipment)	519,741
58,600	Honda Motor Co. Ltd. (Automobiles & Components)	1,749,017
49,000	IHI Corp. (Capital Goods)	125,912
21,800	Iida Group Holdings Co. Ltd. (Consumer Durables & Apparel)	341,049
11,800	Isuzu Motors Ltd. (Automobiles & Components)	118,496
174,500	ITOCHU Corp. (Capital Goods)	1,844,680
20,500	J. Front Retailing Co. Ltd. (Retailing)	332,071
26,300	Japan Airlines Co. Ltd. (Transportation)	930,624

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
38,400	Japan Exchange Group, Inc. (Diversified Financials)	$ 561,341
42,700	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	1,324,562
36,500	JFE Holdings, Inc. (Materials)	479,389
5,100	KDDI Corp. (Telecommunication Services)	114,154
30,000	Keio Corp. (Transportation)	213,284
4,000	Kikkoman Corp. (Food, Beverage & Tobacco)	110,173
141,000	Kintetsu Group Holdings Co. Ltd. (Transportation)	506,450
91,800	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	1,204,115
43,600	Komatsu Ltd. (Capital Goods)	639,980
44,000	Kubota Corp. (Capital Goods)	605,546
28,100	Kuraray Co. Ltd. (Materials)	350,212
29,300	Kyushu Electric Power Co., Inc. (Utilities)*	319,676
29,000	Lawson, Inc. (Food & Staples Retailing)	2,139,696
21,600	LIXIL Group Corp. (Capital Goods)	439,607
9,800	M3, Inc. (Health Care Equipment & Services)	194,754
6,200	Makita Corp. (Capital Goods)	329,796
265,400	Marubeni Corp. (Capital Goods)	1,300,295
30,400	Marui Group Co. Ltd. (Retailing)	366,690
36,000	Mitsubishi Estate Co. Ltd. (Real Estate)	735,391
131,500	Mitsui & Co. Ltd. (Capital Goods)	1,477,994
17,000	Mitsui Fudosan Co. Ltd. (Real Estate)	465,994
1,472,200	Mizuho Financial Group, Inc. (Banks)	2,753,900
9,000	Murata Manufacturing Co. Ltd. (Technology Hardware & Equipment)	1,162,571
39,000	NEC Corp. (Technology Hardware & Equipment)	120,074
10,200	NGK Spark Plug Co. Ltd. (Automobiles & Components)	234,149
2,000	Nidec Corp. (Capital Goods)	137,532
9,800	Nikon Corp. (Consumer Durables & Apparel)	118,515
27,000	Nippon Electric Glass Co. Ltd. (Technology Hardware & Equipment)	130,415
83,000	Nippon Express Co. Ltd. (Transportation)	396,604
2,950	Nippon Steel & Sumitomo Metal Corp. (Materials)	53,757
368,000	Nippon Yusen Kabushiki Kaisha (Transportation)	852,816
7,200	Nitto Denko Corp. (Materials)	431,228
88,900	Nomura Holdings, Inc. (Diversified Financials)	516,008
32,300	NSK Ltd. (Capital Goods)	313,085
162,000	NTT DoCoMo, Inc. (Telecommunication Services)	2,732,462
25,000	NTT Urban Development Corp. (Real Estate)	230,359
67,000	Odakyu Electric Railway Co. Ltd. (Transportation)	603,365
56,000	Oji Holdings Corp. (Materials)	240,362
2,800	Oracle Corp. Japan (Software & Services)	118,241

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
2,300	Oriental Land Co. Ltd. (Consumer Services)	$ 128,439
3,400	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	108,567
55,400	Panasonic Corp. (Consumer Durables & Apparel)	560,655
12,900	Rakuten, Inc. (Retailing)	164,894
207,700	Resona Holdings, Inc. (Banks)	1,058,283
72,400	Ricoh Co. Ltd. (Technology Hardware & Equipment)	730,728
41,100	Sankyo Co. Ltd. (Consumer Durables & Apparel)	1,462,180
15,000	Sanrio Co. Ltd. (Retailing)	409,755
59,200	SBI Holdings, Inc. (Diversified Financials)	668,896
13,200	Sega Sammy Holdings, Inc. (Consumer Durables & Apparel)	128,815
38,300	Seiko Epson Corp. (Technology Hardware & Equipment)	541,794
136,800	Seven Bank Ltd. (Banks)	592,081
9,400	Shin-Etsu Chemical Co. Ltd. (Materials)	482,070
8,400	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	301,099
36,200	Shiseido Co. Ltd. (Household & Personal Products)	789,402
29,800	Showa Shell Sekiyu KK (Energy)	234,908
8,600	SoftBank Group Corp. (Telecommunication Services)	397,662
7,600	Sony Corp. (Consumer Durables & Apparel)	186,292
51,000	Sumitomo Chemical Co. Ltd. (Materials)	257,893
129,600	Sumitomo Corp. (Capital Goods)	1,253,286
67,000	Sumitomo Metal Mining Co. Ltd. (Materials)	761,104
73,900	Sumitomo Mitsui Financial Group, Inc. (Banks)	2,802,311
281,000	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	1,029,878
7,000	Sumitomo Realty & Development Co. Ltd. (Real Estate)	222,792
3,400	Suntory Beverage & Food Ltd. (Food, Beverage & Tobacco)	130,625
12,700	Sysmex Corp. (Health Care Equipment & Services)	670,709
15,600	Terumo Corp. (Health Care Equipment & Services)	441,522
8,500	The Kansai Electric Power Co., Inc. (Utilities)*	94,496
55,300	Tohoku Electric Power Co., Inc. (Utilities)	749,400
115,000	Tokyo Gas Co. Ltd. (Utilities)	556,291
33,000	Tokyu Corp. (Transportation)	242,174
77,900	Tokyu Fudosan Holdings Corp. (Real Estate)	518,310
21,000	Toshiba Corp. (Capital Goods)*	52,904
10,000	TOTO Ltd. (Capital Goods)	311,637
4,200	Toyoda Gosei Co. Ltd. (Automobiles & Components)	82,550

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
23,800	Toyota Motor Corp. (Automobiles & Components)	$ 1,393,440
30,300	Trend Micro, Inc. (Software & Services)	1,070,324
75,200	USS Co. Ltd. (Retailing)	1,250,730
7,800	West Japan Railway Co. (Transportation)	488,872
114,300	Yahoo Japan Corp. (Software & Services)	435,139
17,700	Yamaha Motor Co. Ltd. (Automobiles & Components)	356,093
13,300	Yamato Holdings Co. Ltd. (Transportation)	254,644

		75,046,082

Luxembourg – 1.0%
35,078	ArcelorMittal (Materials)	181,910
16,699	RTL Group SA (Media)	1,439,571
55,346	SES SA FDR (Media)	1,746,680

		3,368,161

Netherlands – 2.4%
92,440	Delta Lloyd NV (Insurance)	776,745
17,022	Koninklijke DSM NV (Materials)	785,594
42,145	Koninklijke Philips NV (Capital Goods)	991,539
3,755	Koninklijke Vopak NV (Energy)	150,137
140,485	Royal Dutch Shell PLC Class A (Energy)	3,331,716
91,973	Royal Dutch Shell PLC Class B (Energy)	2,174,726

		8,210,457

New Zealand – 0.2%
321,599	Spark New Zealand Ltd. (Telecommunication Services)	614,574

Norway – 0.7%
307,319	Orkla ASA (Food, Beverage & Tobacco)	2,272,711

Portugal – 0.2%
210,258	EDP - Energias de Portugal SA (Utilities)	770,287

Singapore – 1.2%
254,000	Genting Singapore PLC (Consumer Services)	129,741
787,000	Global Logistic Properties Ltd. (Real Estate)	1,131,475
69,000	Keppel Corp. Ltd. (Capital Goods)	329,990
107,300	Sembcorp Marine Ltd. (Capital Goods)	173,233
22,900	Singapore Exchange Ltd. (Diversified Financials)	113,285
211,000	Singapore Press Holdings Ltd. (Media)	569,516
246,000	Singapore Technologies Engineering Ltd. (Capital Goods)	516,105
93,000	StarHub Ltd. (Telecommunication Services)	226,445
55,000	United Overseas Bank Ltd. (Banks)	718,141

		3,907,931

Shares	Description	Value
Common Stocks – (continued)
Spain – 4.3%
58,551	Abertis Infraestructuras SA (Transportation)	$ 926,412
8,276	ACS Actividades de Construccion y Servicios SA (Capital Goods)	238,117
722,852	Banco Santander SA (Banks)(b)	3,843,703
30,811	Bankinter SA (Banks)	226,990
18,335	Enagas SA (Utilities)	525,766
129,563	Ferrovial SA (Capital Goods)(b)	3,099,169
30,367	Industria de Diseno Textil SA (Retailing)	1,018,250
385,267	Telefonica SA (Telecommunication Services)	4,674,055

		14,552,462

Sweden – 3.9%
44,713	Hennes & Mauritz AB Class B (Retailing)	1,633,651
49,766	Husqvarna AB Class B (Consumer Durables & Apparel)	326,382
352,747	Nordea Bank AB (Banks)	3,935,428
194,491	Sandvik AB (Capital Goods)	1,656,745
267,568	Skandinaviska Enskilda Banken AB Class A (Banks)	2,861,699
5,802	Svenska Handelsbanken AB Class A (Banks)	83,229
82,423	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	808,539
223,407	TeliaSonera AB (Telecommunication Services)	1,205,902
60,297	Volvo AB Class B (Capital Goods)	577,594

		13,089,169

Switzerland – 9.7%
15,089	Compagnie Financiere Richemont SA (Registered) (Consumer Durables & Apparel)	1,174,090
75,252	Credit Suisse Group AG (Registered) (Diversified Financials)*	1,808,820
3,806	EMS-Chemie Holding AG (Registered) (Materials)	1,565,791
1,799	Geberit AG (Registered) (Capital Goods)	550,342
1,401	Givaudan SA (Registered) (Materials)*	2,279,656
1,812	Julius Baer Group Ltd. (Diversified Financials)*	82,286
3,263	Kuehne + Nagel International AG (Registered) (Transportation)	419,578
8,091	LafargeHolcim Ltd. (Materials)*	421,486
42,505	Nestle SA (Registered) (Food, Beverage & Tobacco)	3,196,618
62,883	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	5,779,695
23,534	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	6,247,608
1,061	SGS SA (Registered) (Commercial & Professional Services)	1,853,986
2,326	Sonova Holding AG (Registered) (Health Care Equipment & Services)	299,515
7,923	Syngenta AG (Registered) (Materials)	2,538,615

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
118,128	UBS Group AG (Registered) (Diversified Financials)	$ 2,183,966
8,691	Zurich Insurance Group AG (Insurance)*	2,133,695

		32,535,747

United Kingdom – 18.7%
50,232	Aberdeen Asset Management PLC (Diversified Financials)	225,641
10,906	Amec Foster Wheeler PLC (Energy)	118,469
85,432	Anglo American PLC (Materials)	713,623
10,818	ARM Holdings PLC ADR (Semiconductors & Semiconductor Equipment)	467,879
15,197	Ashtead Group PLC (Capital Goods)	214,910
16,601	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	1,052,812
12,724	AstraZeneca PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	404,878
617,069	Aviva PLC (Insurance)	4,220,487
190,866	BAE Systems PLC (Capital Goods)	1,293,804
531,847	Barclays PLC (Banks)	1,968,255
56,891	BG Group PLC (Energy)	820,703
96,322	BP PLC ADR (Energy)	2,943,600
83,199	British American Tobacco PLC (Food, Beverage & Tobacco)	4,590,566
108,358	Centrica PLC (Utilities)	376,439
218,452	Cobham PLC (Capital Goods)	945,603
40,860	Compass Group PLC (Consumer Services)	652,652
52,313	Diageo PLC (Food, Beverage & Tobacco)	1,405,489
178,097	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)(a)(b)	6,847,830
1,096,053	HSBC Holdings PLC (Banks)	8,268,315
39,333	ICAP PLC (Diversified Financials)	272,423
170,300	Intu Properties PLC (REIT)	850,010
423,164	J Sainsbury PLC (Food & Staples Retailing)	1,673,552
89,636	Melrose Industries PLC (Capital Goods)	358,584
59,834	Pearson PLC (Media)	1,022,739
93,927	Persimmon PLC (Consumer Durables & Apparel)*	2,858,796
8,038	Rio Tinto Ltd. (Materials)	276,543
32,325	Rio Tinto PLC (Materials)	1,084,607
45,352	Royal Mail PLC (Transportation)	315,121
20,947	Sky PLC (Media)	331,403
41,817	SSE PLC (Utilities)	946,445
126,911	Standard Chartered PLC (Banks)	1,231,664
101,080	Standard Life PLC (Insurance)	593,659
62,484	Tate & Lyle PLC (Food, Beverage & Tobacco)	556,777
121,203	Unilever NV CVA (Household & Personal Products) (b)	4,858,422
21,032	Unilever PLC ADR (Household & Personal Products)	857,685
147,878	Vodafone Group PLC ADR (Telecommunication Services)(a)(b)	4,693,648

Shares	Description		Value
Common Stocks – (continued)
United Kingdom – (continued)
140,007	William Hill PLC (Consumer Services)		$ 744,646
617,552	WM Morrison Supermarkets PLC (Food & Staples Retailing)		1,554,042

			62,612,721

TOTAL COMMON STOCKS (Cost $402,863,674)			324,347,935

Shares	Description	Rate	Value
Preferred Stocks – 0.3%
Germany – 0.3%
8,468	Porsche Automobil Holding SE (Automobiles & Components)	2.010%	$ 360,277
6,480	Volkswagen AG (Automobiles & Components)	4.860	711,813

TOTAL PREFERRED STOCKS (Cost $2,535,074)			1,072,090

TOTAL INVESTMENTS – 97.0% (Cost $405,398,748)			$325,420,025

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.0%			10,083,553

NET ASSETS – 100.0%			$335,503,578

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	All or a portion of this security is held as collateral for call options written.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
FDR	— Fiduciary Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	152	December 2015	$5,249,903	$(81,838)
FTSE 100 Index	27	December 2015	2,458,211	(27,034)
TSE TOPIX Index	19	December 2015	2,235,527	(14,640)

TOTAL				$(123,512)

WRITTEN OPTIONS CONTRACTS — At September 30, 2015, the Fund had the following written options:

Call Options	Number of Contracts	Exercise Price		Expiration Month	Value

EURO STOXX 50 Index	1,774	EUR	3,350	December 2015	$(913,825)
FTSE 100 Index	302	GBP	6,325	December 2015	(404,313)
Nikkei-225 Stock Average	193	JPY	19,250	December 2015	(345,893)

Total (Premiums Received $2,395,423)	2,269				$(1,664,031)

For the period ended September 30, 2015, the Fund had the following written options activity:

	Number of Contracts	Premiums Received

Contracts Outstanding December 31, 2014	2,787	$4,484,952

Contracts written	7,386	9,287,569
Contracts bought to close	(2,364)	(1,804,081)
Contracts expired	(5,540)	(9,573,017)

Contracts Outstanding September 30, 2015	2,269	$2,395,423

TAX INFORMATION — At September 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$405,495,306

Gross unrealized gain	5,846,888
Gross unrealized loss	(85,922,169)

Net unrealized security loss	$(80,075,281)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments

September 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 102.6%
Automobiles & Components – 0.4%
39,110	BorgWarner, Inc.	$ 1,626,585
44,410	Cooper Tire & Rubber Co.	1,754,639
47,826	Gentex Corp.	741,303

		4,122,527

Banks – 6.5%
939,643	Bank of America Corp.	14,639,638
18,667	CenterState Banks, Inc.	274,405
92,574	Citigroup, Inc.	4,592,596
11,091	FCB Financial Holdings, Inc. Class A*	361,788
1,304	First Citizens BancShares, Inc. Class A	294,704
232,276	Investors Bancorp, Inc.	2,866,286
251,083	JPMorgan Chase & Co.	15,308,531
5,887	PacWest Bancorp	252,022
21,149	Popular, Inc.	639,334
16,183	SunTrust Banks, Inc.	618,838
44,092	Synovus Financial Corp.	1,305,123
67,338	The PNC Financial Services Group, Inc.	6,006,550
15,761	U.S. Bancorp	646,359
128,100	Umpqua Holdings Corp.	2,088,030
13,132	United Community Banks, Inc.	268,418
245,185	Wells Fargo & Co.	12,590,250

		62,752,872

Capital Goods – 6.6%
36,742	Comfort Systems USA, Inc.	1,001,587
8,051	Continental Building Products, Inc.*	165,368
39,516	Danaher Corp.	3,367,158
3,896	EMCOR Group, Inc.	172,398
27,764	Federal Signal Corp.	380,644
618,880	General Electric Co.	15,608,154
31,571	Hillenbrand, Inc.	821,162
9,481	Honeywell International, Inc.	897,756
4,009	Huntington Ingalls Industries, Inc.	429,564
3,718	Hyster-Yale Materials Handling, Inc.	215,012
73,341	Illinois Tool Works, Inc.	6,036,653
29,272	Lockheed Martin Corp.	6,068,378
31,608	Orbital ATK, Inc.	2,271,667
64,168	Raytheon Co.	7,010,996
37,020	Spirit AeroSystems Holdings, Inc. Class A*	1,789,547
23,061	Taser International, Inc.*(a)	507,919
56,217	The Boeing Co.	7,361,616
11,074	Trex Co., Inc.*	369,096
18,029	United Technologies Corp.	1,604,401
118,325	Wabash National Corp.*	1,253,062
21,794	WABCO Holdings, Inc.*	2,284,665
34,929	Watsco, Inc.	4,138,388

		63,755,191

Commercial & Professional Services – 1.3%
32,356	Cintas Corp.	2,774,527
50,644	Manpowergroup, Inc.	4,147,237
8,469	Multi-Color Corp.	647,794
58,295	Steelcase, Inc. Class A	1,073,211
64,251	The ADT Corp.(a)	1,921,105
21,111	Verisk Analytics, Inc.*	1,560,314
6,740	WageWorks, Inc.*	303,839

		12,428,027

Shares	Description	Value
Common Stocks – (continued)
Consumer Durables & Apparel – 3.9%
34,052	Callaway Golf Co.	$ 284,334
19,685	Columbia Sportswear Co.	1,157,281
92,449	Garmin Ltd.	3,317,070
3,479	Harman International Industries, Inc.	333,949
33,386	Hasbro, Inc.	2,408,466
58,885	Mohawk Industries, Inc.*	10,704,704
91,578	Newell Rubbermaid, Inc.	3,636,563
81,639	NIKE, Inc. Class B	10,039,148
1,156	NVR, Inc.*	1,763,154
8,780	Universal Electronics, Inc.*	369,024
63,216	Vista Outdoor, Inc.*	2,808,687
8,170	Whirlpool Corp.	1,203,114

		38,025,494

Consumer Services – 3.2%
38,745	Boyd Gaming Corp.*	631,544
60,282	Carnival Corp.	2,996,015
92,810	Darden Restaurants, Inc.	6,361,197
5,850	Jack in the Box, Inc.	450,684
6,048	Marriott International, Inc. Class A	412,474
24,592	Papa John’s International, Inc.	1,684,060
120,811	Royal Caribbean Cruises Ltd.	10,763,052
5,875	Six Flags Entertainment Corp.	268,958
118,549	Starbucks Corp.	6,738,325
5,310	Wyndham Worldwide Corp.	381,789

		30,688,098

Diversified Financials – 4.3%
73,920	Ameriprise Financial, Inc.	8,066,890
38,603	Berkshire Hathaway, Inc. Class B*	5,033,831
28,423	BGC Partners, Inc. Class A	233,637
61,561	Capital One Financial Corp.	4,464,404
25,587	CBOE Holdings, Inc.	1,716,376
137,041	E*TRADE Financial Corp.*	3,608,290
13,256	Morgan Stanley	417,564
24,300	MSCI, Inc.	1,444,878
174,386	Nasdaq, Inc.	9,300,005
82,131	Navient Corp.	923,152
8,530	SEI Investments Co.	411,402
163,531	TD Ameritrade Holding Corp.	5,206,827
26,508	The Charles Schwab Corp.	757,068

		41,584,324

Energy – 7.8%
101,527	Alon USA Energy, Inc.	1,834,593
18,487	Baker Hughes, Inc.	962,063
4,789	Chevron Corp.	377,756
45,905	ConocoPhillips	2,201,604
30,994	CVR Energy, Inc.(a)	1,272,304
44,278	DHT Holdings, Inc.	328,543
58,080	Exxon Mobil Corp.	4,318,248
40,501	Green Plains, Inc.	788,149
38,621	Hess Corp.	1,933,367
223,688	HollyFrontier Corp.	10,924,922
8,574	Kinder Morgan, Inc.	237,328
250,860	Marathon Petroleum Corp.	11,622,344
20,875	Par Petroleum Corp.*	434,826
237,942	PBF Energy, Inc. Class A	6,717,103

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Energy – (continued)
42,863	Phillips 66	$ 3,293,593
118,753	Tesoro Corp.	11,547,542
200,046	Valero Energy Corp.	12,022,764
82,522	Western Refining, Inc.	3,640,871
14,670	World Fuel Services Corp.	525,186

		74,983,106

Food & Staples Retailing – 1.7%
152,606	CVS Health Corp.	14,723,427
62,608	Safeway PDC LLC	33,298
21,914	Walgreens Boots Alliance, Inc.	1,821,053

		16,577,778

Food, Beverage & Tobacco – 7.5%
284,076	Altria Group, Inc.	15,453,734
67,825	Archer-Daniels-Midland Co.	2,811,346
262,848	ConAgra Foods, Inc.	10,647,973
99	Diamond Foods, Inc.*	3,055
158,195	General Mills, Inc.	8,879,485
26,785	Hormel Foods Corp.	1,695,758
12,226	J&J Snack Foods Corp.	1,389,607
13,685	Lancaster Colony Corp.	1,334,014
21,314	Mead Johnson Nutrition Co.	1,500,506
179,753	PepsiCo, Inc.	16,950,708
254,314	Pilgrim’s Pride Corp.(a)	5,284,645
54,013	Sanderson Farms, Inc.(a)	3,703,671
62,617	Tyson Foods, Inc. Class A	2,698,793

		72,353,295

Health Care Equipment & Services – 3.9%
93,269	Abbott Laboratories	3,751,279
9,683	Aetna, Inc.	1,059,417
7,871	AmerisourceBergen Corp.	747,666
11,187	Anthem, Inc.	1,566,180
12,250	Becton, Dickinson and Co.	1,625,085
179,530	Boston Scientific Corp.*	2,946,087
20,463	Cardinal Health, Inc.	1,571,968
26,749	Health Net, Inc.*	1,610,825
36,357	McKesson Corp.	6,727,136
128,246	Medtronic PLC	8,584,787
28,315	Meridian Bioscience, Inc.	484,187
49,709	NuVasive, Inc.*	2,396,968
75,971	St. Jude Medical, Inc.	4,793,010

		37,864,595

Household & Personal Products – 1.0%
75,060	Kimberly-Clark Corp.	8,184,542
8,185	The Procter & Gamble Co.	588,829
4,862	USANA Health Sciences, Inc.*	651,654

		9,425,025

Insurance – 3.6%
24,523	Amtrust Financial Services, Inc.(a)	1,544,459
74,202	Aspen Insurance Holdings Ltd.	3,448,167
13,711	Endurance Specialty Holdings Ltd.	836,782
88,926	Lincoln National Corp.	4,220,428
17,026	Marsh & McLennan Companies, Inc.	889,098
12,012	MetLife, Inc.	566,366
64,085	Prudential Financial, Inc.	4,883,918
95,026	Reinsurance Group of America, Inc.	8,608,405
84,924	The Travelers Companies, Inc.	8,452,486
10,305	Unum Group	330,584
4,433	Validus Holdings Ltd.	199,795
25,481	XL Group PLC	925,470

		34,905,958

Shares	Description	Value
Common Stocks – (continued)
Materials – 3.2%
268,002	Alcoa, Inc.	$ 2,588,899
27,311	Ball Corp.	1,698,744
20,608	Ecolab, Inc.	2,261,110
23,744	Globe Specialty Metals, Inc.	288,015
68,620	Headwaters, Inc.*	1,290,056
66,105	LyondellBasell Industries NV Class A	5,510,513
3,655	Materion Corp.	109,723
14,360	Minerals Technologies, Inc.	691,578
37,900	Nucor Corp.	1,423,145
6,257	Packaging Corp. of America	376,421
60,894	PPG Industries, Inc.	5,339,795
5,784	Sensient Technologies Corp.	354,559
4,173	The Scotts Miracle-Gro Co. Class A	253,802
27,606	The Sherwin-Williams Co.	6,150,065
54,644	WestRock Co.	2,810,887

		31,147,312

Media – 2.3%
294,010	Comcast Corp. Class A	16,733,850
14,898	Regal Entertainment Group Class A(a)	278,444
72,201	Sirius XM Holdings, Inc.*	270,032
23,422	The Walt Disney Co.	2,393,728
13,096	Time Warner Cable, Inc.	2,349,029

		22,025,083

Pharmaceuticals, Biotechnology & Life Sciences – 12.4%
117,983	AbbVie, Inc.	6,419,455
29,541	Alexion Pharmaceuticals, Inc.*	4,619,917
19,263	Alkermes PLC*	1,130,160
15,723	Allergan PLC*	4,273,669
102,366	Amgen, Inc.	14,159,265
5,547	Anacor Pharmaceuticals, Inc.*	652,938
16,914	Biogen, Inc.*	4,935,674
134,461	Bristol-Myers Squibb Co.	7,960,091
48,696	Cambrex Corp.*	1,932,257
13,570	Celgene Corp.*	1,467,867
49,131	Eli Lilly & Co.	4,111,774
160,101	Gilead Sciences, Inc.	15,720,317
41,614	Halozyme Therapeutics, Inc.*	558,876
10,797	Incyte Corp.*	1,191,233
101,303	Johnson & Johnson	9,456,635
13,325	Mallinckrodt PLC*	852,001
155,708	Merck & Co., Inc.	7,690,418
599,849	Pfizer, Inc.	18,841,257
3,183	Quintiles Transnational Holdings, Inc.*	221,441
26,881	United Therapeutics Corp.*	3,527,863
28,865	Vertex Pharmaceuticals, Inc.*	3,006,001
159,924	Zoetis, Inc.	6,585,670

		119,314,779

Real Estate – 2.2%
15,872	American Assets Trust, Inc. (REIT)	648,530
53,031	American Tower Corp. (REIT)	4,665,667
15,622	Apartment Investment & Management Co. Class A (REIT)	578,327
41,224	CBRE Group, Inc. Class A*	1,319,168

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate – (continued)
48,748	Cousins Properties, Inc. (REIT)	$ 449,457
83,381	CubeSmart (REIT)	2,268,797
42,346	DCT Industrial Trust, Inc. (REIT)	1,425,366
13,125	Equity LifeStyle Properties, Inc. (REIT)	768,731
13,450	Equity Residential (REIT)	1,010,364
28,074	Extra Space Storage, Inc. (REIT)	2,166,190
4,476	Gaming and Leisure Properties, Inc. (REIT)	132,937
7,400	Marcus & Millichap, Inc.*	340,326
8,838	Post Properties, Inc. (REIT)	515,167
4,629	PS Business Parks, Inc. (REIT)	367,450
21,408	Public Storage (REIT)	4,530,198

		21,186,675

Real Estate Investment Trust – 0.0%
6,084	Hudson Pacific Properties, Inc.	175,158

Retailing – 7.3%
17,455	Amazon.com, Inc.*	8,935,040
10,897	AutoZone, Inc.*	7,886,886
39,924	Dollar General Corp.	2,892,095
3,106	Expedia, Inc.	365,514
55,707	GameStop Corp. Class A(a)	2,295,685
178,063	Liberty Interactive Corp QVC Group Series A*	4,670,592
25,315	Liberty Ventures Series A*	1,021,460
160,385	Lowe’s Companies, Inc.	11,053,734
17,984	Netflix, Inc.*	1,857,028
37,334	O’Reilly Automotive, Inc.*	9,333,500
34,481	Target Corp.	2,712,275
15,410	The Cato Corp. Class A	524,402
114,983	The Home Depot, Inc.	13,279,387
2,551	The Priceline Group, Inc.*	3,155,230
2,230	TripAdvisor, Inc.*	140,535

		70,123,363

Semiconductors & Semiconductor Equipment – 2.0%
18,548	Advanced Energy Industries, Inc.*	487,812
181,233	Broadcom Corp. Class A	9,320,813
17,231	Cabot Microelectronics Corp.*	667,529
41,761	Intel Corp.	1,258,676
44,609	Lam Research Corp.	2,914,306
6,864	Mellanox Technologies Ltd.*	259,391
3,261	Microsemi Corp.*	107,026
48,994	SunPower Corp.*(a)	981,840
63,128	Texas Instruments, Inc.	3,126,099

		19,123,492

Software & Services – 11.7%
89,702	Activision Blizzard, Inc.	2,770,895
11,165	Adobe Systems, Inc.*	917,986
31,238	Amdocs Ltd.	1,776,817
25,773	Aspen Technology, Inc.*	977,054
7,272	Automatic Data Processing, Inc.	584,378
163,103	CA, Inc.	4,452,712
6,244	Cimpress NV*(a)	475,231
9,155	Constant Contact, Inc.*	221,917

Shares	Description	Value
Common Stocks – (continued)
Software & Services – (continued)
296,187	eBay, Inc.*	$ 7,238,810
50,031	Electronic Arts, Inc.*	3,389,600
99,167	Facebook, Inc. Class A*	8,915,113
13,190	Google, Inc. Class A*	8,420,100
13,456	Google, Inc. Class C*	8,186,900
7,365	IAC/InterActiveCorp	480,714
96,186	Intuit, Inc.	8,536,508
3,993	LinkedIn Corp. Class A*	759,189
92,280	Mastercard, Inc. Class A	8,316,274
36,897	Mentor Graphics Corp.	908,773
421,098	Microsoft Corp.	18,637,797
212,944	Oracle Corp.	7,691,537
48,903	PayPal Holdings, Inc.*	1,517,949
64,089	Progress Software Corp.*	1,655,419
155,878	Rackspace Hosting, Inc.*	3,847,069
10,026	Shutterstock, Inc.*	303,186
89,564	Take-Two Interactive Software, Inc.*	2,573,174
18,639	Twitter, Inc.*	502,135
12,293	VeriSign, Inc.*(a)	867,394
11,116	VMware, Inc. Class A*	875,830
12,752	Web.com Group, Inc.*	268,812
170,320	Xerox Corp.	1,657,214
37,379	Yahoo!, Inc.*	1,080,627
49,312	Zillow Group, Inc. Class A*(a)	1,416,734
98,624	Zillow Group, Inc. Class C*(a)	2,662,848

		112,886,696

Technology Hardware & Equipment – 3.7%
176,497	Apple, Inc.	19,467,619
36,128	Avnet, Inc.	1,541,943
86,454	Brocade Communications Systems, Inc.	897,392
26,667	CDW Corp./DE	1,089,614
155,114	Corning, Inc.	2,655,552
24,038	EchoStar Corp. Class A*	1,034,355
10,830	EMC Corp.	261,653
5,664	F5 Networks, Inc.*	655,891
9,425	Harris Corp.	689,439
60,841	Hewlett-Packard Co.	1,558,138
10,976	Ingram Micro, Inc. Class A	298,986
25,520	Lexmark International, Inc. Class A	739,570
35,577	Methode Electronics, Inc.	1,134,942
27,367	NETGEAR, Inc.*	798,295
18,933	OSI Systems, Inc.*	1,457,019
17,200	Western Digital Corp.	1,366,368

		35,646,776

Telecommunication Services – 1.9%
54,457	AT&T, Inc.	1,774,181
371,303	Verizon Communications, Inc.	16,155,394

		17,929,575

Transportation – 2.6%
51,378	Alaska Air Group, Inc.	4,081,982
14,103	Allegiant Travel Co.	3,049,774
154,374	American Airlines Group, Inc.	5,994,342
11,928	ArcBest Corp.	307,385
15,629	CSX Corp.	420,420
34,092	Delta Air Lines, Inc.	1,529,708

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Transportation – (continued)
13,748	FedEx Corp.	$ 1,979,437
9,186	Heartland Express, Inc.	183,169
9,154	Hertz Global Holdings, Inc.*	153,146
5,745	Saia, Inc.*	177,808
63,265	Southwest Airlines Co.	2,406,601
30,565	Spirit Airlines, Inc.*	1,445,724
19,226	Union Pacific Corp.	1,699,771
16,477	United Parcel Service, Inc. Class B	1,626,115

		25,055,382

Utilities – 1.6%
9,873	American Water Works Co., Inc.	543,805
113,422	Edison International	7,153,526
52,972	Entergy Corp.	3,448,477
136,313	Exelon Corp.	4,048,496

		15,194,304

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $820,358,874)		$ 989,274,885

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(b)(c) – 2.2%
Goldman Sachs Financial Square Money Market Fund – FST Shares
21,631,700	0.132%	$ 21,631,700
(Cost $21,631,700)

TOTAL INVESTMENTS – 104.8% (Cost $841,990,574)		$1,010,906,585

LIABILITIES IN EXCESS OF OTHER ASSETS – (4.8)%		(46,041,191)

NET ASSETS – 100.0%		$ 964,865,394

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on September 30, 2015.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Russell 2000 Mini Index	(20)	December 2015	$(2,191,800)	$(70)
S&P 500 E-Mini Index	(225)	December 2015	(21,472,875)	(3,011)

TOTAL				$(3,081)

TAX INFORMATION — At September 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$841,825,257

Gross unrealized gain	183,805,578
Gross unrealized loss	(14,724,250)

Net unrealized security gain	$169,081,328

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments

September 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 95.7%
Australia – 5.1%
34,612	Amcor Ltd. (Materials)	$ 321,887
39,498	AMP Ltd. (Insurance)	155,132
6,131	Blackmores Ltd. (Household & Personal Products)(a)	630,296
113,580	Caltex Australia Ltd. (Energy)	2,507,265
33,790	Domino’s Pizza Enterprises Ltd. (Consumer Services)	961,088
55,595	Downer EDI Ltd. (Commercial & Professional Services)	131,454
143,066	JB Hi-Fi Ltd. (Retailing)(a)	1,926,671
22,980	nib holdings Ltd. (Insurance)	52,892
120,547	Nufarm Ltd. (Materials)	692,448
47,640	Premier Investments Ltd. (Retailing)	431,961
973,955	Qantas Airways Ltd. (Transportation)*	2,556,996
38,948	Ramsay Health Care Ltd. (Health Care Equipment & Services)	1,606,370
22,374	Sonic Healthcare Ltd. (Health Care Equipment & Services)	287,782
180,426	Suncorp Group Ltd. (Insurance)	1,552,138
279,961	Telstra Corp. Ltd. (Telecommunication Services)	1,106,881
115,687	Wesfarmers Ltd. (Food & Staples Retailing)	3,197,951
126,029	Woodside Petroleum Ltd. (Energy)	2,579,367

		20,698,579

Austria – 0.0%
8,273	Austria Technologie & Systemtechnik AG (Technology Hardware & Equipment)	122,081

Belgium – 0.8%
6,916	Anheuser-Busch InBev NV (Food, Beverage & Tobacco)	735,555
1,091	Cie d’Entreprises CFE (Capital Goods)	138,450
5,117	Delhaize Group (Food & Staples Retailing)	453,574
28,206	KBC Groep NV (Banks)	1,783,804

		3,111,383

Bermuda – 0.1%
23,279	Frontline Ltd. (Energy)*(a)	63,568
13,862	Hiscox Ltd. (Insurance)	197,733

		261,301

China – 0.4%
64,000	AAC Technologies Holdings, Inc. (Technology Hardware & Equipment)	400,331
2,343,000	FIH Mobile Ltd. (Technology Hardware & Equipment)	1,077,819

		1,478,150

Denmark – 0.9%
9,877	GN Store Nord A/S (Health Care Equipment & Services)	177,438
5,510	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	297,345
8,637	Pandora A/S (Consumer Durables & Apparel)	1,008,966

Shares	Description	Value
Common Stocks – (continued)
Denmark – (continued)
342	PER Aarsleff A/S Class B (Capital Goods)	$ 117,388
194	Ringkjoebing Landbobank A/S (Banks)	43,215
13,828	Spar Nord Bank A/S (Banks)	157,728
39,233	Vestas Wind Systems A/S (Capital Goods)	2,039,686

		3,841,766

Finland – 1.2%
26,403	Amer Sports OYJ (Consumer Durables & Apparel)	671,579
1,894	Huhtamaki OYJ (Materials)	57,878
17,356	Kesko OYJ Class B (Food & Staples Retailing)	614,765
98,024	Neste OYJ (Energy)	2,256,016
87,694	UPM-Kymmene OYJ (Materials)	1,316,350

		4,916,588

France – 10.1%
21,292	Airbus Group SE (Capital Goods)	1,260,913
110,323	AXA SA (Insurance)	2,678,528
11,259	BNP Paribas SA (Banks)	662,864
1,636	Cap Gemini SA (Software & Services)	146,099
985	Compagnie de Saint-Gobain (Capital Goods)	42,749
24,525	Compagnie Generale des Etablissements Michelin Class B (Automobiles & Components)	2,243,901
134,669	Credit Agricole SA (Banks)	1,550,407
10,418	Gecina SA (REIT)	1,270,488
27,595	Klepierre (REIT)	1,250,671
54,053	Legrand SA (Capital Goods)	2,875,786
1,099	L’Oreal SA (Household & Personal Products)	191,022
12,063	Metropole Television SA (Media)	230,682
256,592	Natixis SA (Banks)	1,420,697
11,975	Numericable-SFR SAS (Media)*	554,373
10,145	Orange SA (Telecommunication Services)	153,791
29,559	Renault SA (Automobiles & Components)	2,132,764
34,456	Safran SA (Capital Goods)	2,590,803
51,527	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	4,905,376
3,032	Schneider Electric SE (Capital Goods)	169,789
74,067	SCOR SE (Insurance)	2,659,767
3,988	SEB SA (Consumer Durables & Apparel)	367,805
8,999	Societe BIC SA (Commercial & Professional Services)	1,398,353
25,430	Societe Generale SA (Banks)	1,136,492
41,297	Thales SA (Capital Goods)	2,879,433
6,163	Total SA (Energy)	277,230
13,239	UBISOFT Entertainment (Software & Services)*	268,704
223	Unibail-Rodamco SE (REIT)	57,798
34,300	Vinci SA (Capital Goods)	2,181,091
133,555	Vivendi SA (Telecommunication Services)	3,164,146

		40,722,522

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Germany – 9.8%
102,942	ADVA Optical Networking SE (Technology Hardware & Equipment)*	$ 1,101,617
29,534	Allianz SE (Registered) (Insurance)	4,639,585
7,655	Aurubis AG (Materials)	487,215
15,296	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,962,453
12,606	Continental AG (Automobiles & Components)	2,692,464
5,878	CTS Eventim AG & Co. KGaA (Media)	218,019
594	Daimler AG (Registered) (Automobiles & Components)	43,245
100,593	Deutsche Bank AG (Registered) (Diversified Financials)	2,714,723
248,061	Deutsche Telekom AG (Registered) (Telecommunication Services)	4,415,864
22,764	Drillisch AG (Telecommunication Services)(a)	1,213,269
14,142	Evonik Industries AG (Materials)	473,511
47,591	Freenet AG (Telecommunication Services)	1,574,524
3,968	Fresenius Medical Care AG & Co. KGaA (Health Care Equipment & Services)	310,119
52,655	Fresenius SE & Co. KGaA (Health Care Equipment & Services)	3,534,615
25,975	Hannover Rueck SE (Insurance)	2,660,647
5,744	Henkel AG & Co. KGaA (Household & Personal Products)	507,701
12,759	Hochtief AG (Capital Goods)	1,065,261
72,297	K+S AG (Registered) (Materials)	2,425,811
1,971	KUKA AG (Capital Goods)(a)	151,263
4,970	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	440,026
19,234	Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Insurance)	3,592,230
4,248	Nemetschek AG (Software & Services)	159,714
24,382	Nordex SE (Capital Goods)*	666,172
5,121	OSRAM Licht AG (Capital Goods)	265,311
13,085	ProSiebenSat.1 Media SE (Media)	642,285
2,048	STRATEC Biomedical AG (Health Care Equipment & Services)	119,077
13,751	Symrise AG (Materials)	828,542
8,620	United Internet AG (Registered) (Software & Services)	437,020
949	XING AG (Software & Services)	203,902

		39,546,185

Hong Kong – 3.1%
168,000	AIA Group Ltd. (Insurance)	873,726
194,000	BOC Hong Kong Holdings Ltd. (Banks)	572,160
115,000	Cheung Kong Infrastructure Holdings Ltd. (Utilities)	1,030,718
116,964	Cheung Kong Property Holdings Ltd. (Real Estate)	856,916
852,000	China Travel International Investment Hong Kong Ltd. (Consumer Services)	311,822

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
116,964	CK Hutchison Holdings Ltd. (Capital Goods)	$ 1,521,425
358,500	CLP Holdings Ltd. (Utilities)	3,064,804
198,000	Giordano International Ltd. (Retailing)	95,669
16,100	Hang Seng Bank Ltd. (Banks)	290,419
552,970	Hong Kong & China Gas Co. Ltd. (Utilities)	1,036,915
389,000	Sun Hung Kai & Co. Ltd. (Diversified Financials)	266,977
51,000	Sun Hung Kai Properties Ltd. (Real Estate)	665,209
35,000	Swire Pacific Ltd. Class A (Real Estate)	392,299
178,000	Texwinca Holdings Ltd. (Consumer Durables & Apparel)	160,541
32,000	Wheelock & Co. Ltd. (Real Estate)	138,974
373,500	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	1,389,593

		12,668,167

Ireland – 0.4%
24,922	Shire PLC (Pharmaceuticals, Biotechnology & Life Sciences)	1,703,717
41,047	Total Produce PLC (Food & Staples Retailing)	56,644

		1,760,361

Israel – 0.0%
6,854	Mizrahi Tefahot Bank Ltd. (Banks)	81,046

Italy – 2.8%
6,148	ASTM SpA (Transportation)	81,687
1,706,169	Banca Popolare di Milano Scarl (Banks)	1,686,945
11,570	DiaSorin SpA (Health Care Equipment & Services)	506,402
259,556	Enel SpA (Utilities)	1,158,137
1,626	Exor SpA (Diversified Financials)	70,885
1,347,397	Intesa Sanpaolo SpA (Banks)	4,679,922
157,321	Iren SpA (Utilities)	256,771
131,653	Mediaset SpA (Media)	606,073
3,444	Recordati SpA (Pharmaceuticals, Biotechnology & Life Sciences)	79,472
621,642	Saras SpA (Energy)*(a)	1,321,965
135,322	UniCredit SpA (Banks)	843,624

		11,291,883

Japan – 24.0%
2,800	Aisin Seiki Co. Ltd. (Automobiles & Components)	93,945
92,000	Ajinomoto Co., Inc. (Food, Beverage & Tobacco)	1,940,096
70,900	Alfresa Holdings Corp. (Health Care Equipment & Services)	1,210,790
4,000	Altech Corp. (Commercial & Professional Services)	72,541
21,000	Amada Holdings Co. Ltd. (Capital Goods)	160,116
21,600	Amano Corp. (Technology Hardware & Equipment)	249,337
15,400	AOC Holdings, Inc. (Energy)	44,874

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
10,500	Asahi Group Holdings Ltd. (Food, Beverage & Tobacco)	$ 340,654
11,400	ASKA Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	123,877
187,600	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	2,428,310
14,400	Bandai Namco Holdings, Inc. (Consumer Durables & Apparel)	334,206
32,000	Calbee, Inc. (Food, Beverage & Tobacco)	1,035,520
6,000	Canon Electronics, Inc. (Technology Hardware & Equipment)	96,819
3,800	Central Japan Railway Co. (Transportation)	612,665
1,900	Century Tokyo Leasing Corp. (Diversified Financials)	55,006
33,300	Chubu Electric Power Co., Inc. (Utilities)	490,983
1,100	Cosmos Pharmaceutical Corp. (Food & Staples Retailing)	129,410
28,000	Daihen Corp. (Capital Goods)	132,651
157,800	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,738,139
3,740	Daito Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	83,215
11,700	Daito Trust Construction Co. Ltd. (Real Estate)	1,188,776
118,500	Daiwa House Industry Co. Ltd. (Real Estate)	2,937,718
41,000	Daiwa Securities Group, Inc. (Diversified Financials)	265,291
37,900	DCM Holdings Co. Ltd. (Retailing)	277,143
5,500	Don Quijote Holdings Co. Ltd. (Retailing)	207,216
10,900	Doutor Nichires Holdings Co. Ltd. (Consumer Services)	167,045
4,000	Electric Power Development Co. Ltd. (Utilities)	122,077
5,900	Endo Lighting Corp. (Capital Goods)	60,982
9,300	Falco Holdings Co., Ltd. (Health Care Equipment & Services)	116,133
77,700	Fuji Heavy Industries Ltd. (Automobiles & Components)	2,795,995
71,700	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	2,680,302
14,000	Fukuyama Transporting Co. Ltd. (Transportation)(a)	75,623
12,500	Heiwa Real Estate Co. Ltd. (Real Estate)	133,991
3,400	Hiday Hidaka Corp. (Consumer Services)	86,161
2,800	HIS Co. Ltd. (Consumer Services)	91,548
13,000	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	434,688
7,000	Hokuriku Electric Power Co. (Utilities)	94,150
21,800	Hoya Corp. (Health Care Equipment & Services)	713,991

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
37,000	Iida Group Holdings Co. Ltd. (Consumer Durables & Apparel)	$ 578,845
252,400	ITOCHU Corp. (Capital Goods)	2,668,179
1,400	Izumi Co. Ltd. (Retailing)	56,670
17,200	J. Front Retailing Co. Ltd. (Retailing)	278,616
61,900	Japan Airlines Co. Ltd. (Transportation)	2,190,327
10,200	JTEKT Corp. (Capital Goods)	142,810
30,200	Kao Corp. (Household & Personal Products)	1,368,991
165,000	Kawasaki Kisen Kaisha Ltd. (Transportation)	362,777
99,300	KDDI Corp. (Telecommunication Services)	2,222,642
10,200	Keihanshin Building Co. Ltd. (Real Estate)	58,154
65,000	Kinden Corp. (Capital Goods)	824,410
4,700	Komeri Co. Ltd. (Retailing)	101,737
36,900	Konami Corp. (Software & Services)	797,493
21,900	Konica Minolta, Inc. (Technology Hardware & Equipment)	230,711
3,900	K’s Holdings Corp. (Retailing)	122,411
3,480	Kyoritsu Maintenance Co. Ltd. (Consumer Services)	223,979
3,100	Meitec Corp. (Commercial & Professional Services)	108,130
76,000	Mitsubishi Electric Corp. (Capital Goods)	696,201
143,300	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	2,528,911
520,900	Mitsubishi UFJ Financial Group, Inc. (Banks)	3,147,403
42,300	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financials)	186,350
1,748,600	Mizuho Financial Group, Inc. (Banks)	3,270,934
4,400	Mochida Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	254,892
95,300	MS&AD Insurance Group Holdings, Inc. (Insurance)	2,556,887
35,700	Nexon Co. Ltd. (Software & Services)	477,294
28,000	Nihon Yamamura Glass Co. Ltd. (Materials)	40,526
379,000	Nippon Electric Glass Co. Ltd. (Technology Hardware & Equipment)	1,830,641
449,000	Nippon Express Co. Ltd. (Transportation)	2,145,482
53,200	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	1,873,898
64,600	Nomura Holdings, Inc. (Diversified Financials)	374,962
2,500	NS Solutions Corp. (Software & Services)	105,667
22,500	NTT Data Corp. (Software & Services)	1,134,374
98,900	NTT DoCoMo, Inc. (Telecommunication Services)	1,668,151
7,500	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	239,487

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
12,000	PanaHome Corp. (Consumer Durables & Apparel)	$ 78,035
18,000	Rengo Co. Ltd. (Materials)	69,575
19,000	Riken Corp. (Automobiles & Components)	62,877
6,000	Riso Kagaku Corp. (Technology Hardware & Equipment)	102,093
10,000	Ryosan Co. Ltd. (Technology Hardware & Equipment)	234,018
10,000	San-Ai Oil Co. Ltd. (Energy)	68,376
6,800	Sangetsu Co. Ltd. (Consumer Durables & Apparel)	108,719
15,600	Sankyo Co. Ltd. (Consumer Durables & Apparel)	554,988
26,000	Sankyu, Inc. (Transportation)	125,955
148,000	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,986,990
100,600	Seiko Epson Corp. (Technology Hardware & Equipment)	1,423,093
19,000	Sekisui Chemical Co. Ltd. (Consumer Durables & Apparel)	199,985
190,900	Sekisui House Ltd. (Consumer Durables & Apparel)	2,990,243
28,900	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	1,318,798
71,900	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,577,268
12,100	SoftBank Group Corp. (Telecommunication Services)	559,502
86,200	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	2,503,666
12,400	Sony Financial Holdings, Inc. (Insurance)	203,520
9,900	Space Co. Ltd. (Commercial & Professional Services)	105,043
4,100	Sugi Holdings Co. Ltd. (Food & Staples Retailing)	184,014
43,500	Sumitomo Corp. (Capital Goods)	420,663
228,000	Sumitomo Dainippon Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)(a)	2,279,349
39,400	Sumitomo Electric Industries Ltd. (Automobiles & Components)	504,051
14,300	Sumitomo Forestry Co. Ltd. (Consumer Durables & Apparel)	160,176
15,000	Sumitomo Heavy Industries Ltd. (Capital Goods)	59,439
83,800	Sumitomo Mitsui Financial Group, Inc. (Banks)	3,177,722
202,000	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	740,339
8,800	Systena Corp. (Software & Services)	81,047
53,700	T&D Holdings, Inc. (Insurance)	634,297
556,000	Teijin Ltd. (Materials)	1,688,841
3,500	Temp Holdings Co. Ltd. (Commercial & Professional Services)	159,937
39,000	The Chiba Bank Ltd. (Banks)	276,942
22,700	The Chugoku Electric Power Co., Inc. (Utilities)	312,877
28,200	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	448,940

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
12,000	The Japan Wool Textile Co Ltd. (Consumer Durables & Apparel)	$ 101,003
26,000	The Joyo Bank Ltd. (Banks)	136,972
6,500	The Kansai Electric Power Co., Inc. (Utilities)*	72,262
29,600	Tohoku Electric Power Co., Inc. (Utilities)	401,125
700	Token Corp. (Consumer Durables & Apparel)	52,643
80,100	Tokio Marine Holdings, Inc. (Insurance)	2,992,536
9,000	Tokyo Tatemono Co. Ltd. (Real Estate)	107,309
12,000	Tokyo Tekko Co. Ltd. (Materials)	49,344
26,800	Toyota Motor Corp. (Automobiles & Components)	1,569,084
51,600	Unicharm Corp. (Household & Personal Products)	913,933
2,900	Wacom Co. Ltd. (Technology Hardware & Equipment)(a)	10,681
43,400	West Japan Railway Co. (Transportation)	2,720,137
4,000	Xebio Co. Ltd. (Retailing)	71,767
301,300	Yamada Denki Co. Ltd. (Retailing)	1,214,697
33,700	Yamaha Motor Co. Ltd. (Automobiles & Components)	677,985
5,200	Yusen Logistics Co. Ltd. (Transportation)	53,440

		97,237,222

Jordan – 0.6%
65,791	Hikma Pharmaceuticals PLC (Pharmaceuticals, Biotechnology & Life Sciences)	2,272,668

Luxembourg – 0.1%
14,441	Aperam (Materials)*	390,498

Netherlands – 2.4%
9,131	Heineken Holding NV (Food, Beverage & Tobacco)	651,007
127,308	ING Groep NV CVA (Banks)(b)	1,803,639
60,459	Koninklijke Ahold NV (Food & Staples Retailing)	1,179,437
36,438	Randstad Holding NV (Commercial & Professional Services)	2,177,929
4,036	Royal Dutch Shell PLC Class A (Energy)	95,733
47,779	Royal Dutch Shell PLC Class B (Energy)	1,129,747
87,149	Wolters Kluwer NV (Media)	2,687,617

		9,725,109

New Zealand – 0.1%
53,280	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Services)	242,088
29,579	Z Energy Ltd. (Energy)	125,556

		367,644

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Norway – 1.2%
13,288	DNB ASA (Banks)	$ 172,935
47,005	Gjensidige Forsikring ASA (Insurance)	632,902
4,536	Leroy Seafood Group ASA (Food, Beverage & Tobacco)	163,077
97,752	Orkla ASA (Food, Beverage & Tobacco)	722,904
7,173	Statoil ASA (Energy)	104,576
32,564	Telenor ASA (Telecommunication Services)	608,510
58,367	Yara International ASA (Materials)	2,328,414

		4,733,318

Singapore – 0.4%
56,504	DBS Group Holdings Ltd. (Banks)	644,956
3,000	Jardine Cycle & Carriage Ltd. (Retailing)	57,001
145,100	SATS Ltd. (Transportation)	390,867
120,000	Singapore Telecommunications Ltd. (Telecommunication Services)	303,734
4,000	United Overseas Bank Ltd. (Banks)	52,228
69,000	UOL Group Ltd. (Real Estate)	292,138

		1,740,924

South Africa – 0.6%
118,136	Mondi PLC (Materials)	2,476,034

Spain – 3.9%
2,482	ACS Actividades de Construccion y Servicios SA (Capital Goods)	71,412
36,314	Almirall SA (Pharmaceuticals, Biotechnology & Life Sciences)	648,404
79,785	Amadeus IT Holding SA Class A (Software & Services)	3,418,403
70,257	Banco Bilbao Vizcaya Argentaria SA (Banks)	594,081
31,183	Banco Santander SA (Banks)	165,813
122,212	Bankinter SA (Banks)	900,358
55,078	Endesa SA (Utilities)	1,161,507
72,980	Ferrovial SA (Capital Goods)	1,745,694
162,234	Gamesa Corp. Tecnologica SA (Capital Goods)	2,252,105
93,447	Iberdrola SA (Utilities)	622,658
109,864	Industria de Diseno Textil SA (Retailing)	3,683,901
23,745	Mediaset Espana Comunicacion SA (Media)	259,579
17,329	Papeles y Cartones de Europa SA (Materials)	83,281
15,840	Repsol SA (Energy)	184,745

		15,791,941

Sweden – 2.0%
25,717	Axfood AB (Food & Staples Retailing)	424,817
4,019	Hennes & Mauritz AB Class B (Retailing)	146,840
216,928	Nordea Bank AB (Banks)	2,420,161
33,126	Skanska AB Class B (Capital Goods)	650,353
3,643	Svenska Cellulosa AB SCA Class A (Household & Personal Products)	100,986

Shares	Description	Value
Common Stocks – (continued)
Sweden – (continued)
108,607	Svenska Cellulosa AB SCA Class B (Household & Personal Products)	$ 3,039,056
38,586	Swedish Match AB (Food, Beverage & Tobacco)	1,166,399
8,097	Vitrolife AB (Pharmaceuticals, Biotechnology & Life Sciences)	164,004

		8,112,616

Switzerland – 8.3%
21,672	Actelion Ltd. (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	2,754,424
37,036	Adecco SA (Registered) (Commercial & Professional Services)*	2,712,353
1,906	Autoneum Holding AG (Automobiles & Components)*	346,753
942	Banque Cantonale Vaudoise (Registered) (Banks)	556,059
3,776	Basilea Pharmaceutica (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	363,326
2,761	Cembra Money Bank AG (Diversified Financials)*	163,279
24	Chocoladefabriken Lindt & Spruengli AG (Registered) (Food, Beverage & Tobacco)	1,702,492
321	Conzzeta AG (Registered) (Capital Goods)	211,947
139,620	Credit Suisse Group AG (Registered) (Diversified Financials)*	3,356,024
3,524	EMS-Chemie Holding AG (Registered) (Materials)	1,449,776
314	Flughafen Zuerich AG (Registered) (Transportation)	218,553
428	Forbo Holding AG (Registered) (Consumer Durables & Apparel)*	481,241
5,140	Geberit AG (Registered) (Capital Goods)	1,572,407
20,071	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	2,633,635
9,857	Nestle SA (Registered) (Food, Beverage & Tobacco)	741,302
14,028	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,289,340
75,899	OC Oerlikon Corp. AG (Registered) (Capital Goods)*	745,591
2,475	Partners Group Holding AG (Diversified Financials)	838,874
331	Plazza AG (Registered) Class A (Real Estate)*	66,431
12,762	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	3,384,555
40,237	Swiss Re AG (Insurance)	3,452,220
4,300	Swisscom AG (Registered) (Telecommunication Services)	2,145,989
2,395	Syngenta AG (Registered) (Materials)	767,384
139	Vaudoise Assurances Holding SA (Insurance)	72,024
7,159	Zurich Insurance Group AG (Insurance)*	1,757,579

		33,783,558

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – 17.3%
4,294	Admiral Group PLC (Insurance)	$ 97,662
30,524	Ashmore Group PLC (Diversified Financials)(a)	113,957
15,643	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	992,057
18,990	AstraZeneca PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	604,262
69,647	BAE Systems PLC (Capital Goods)	472,109
54,919	Barclays PLC (Banks)	203,244
30,444	Bellway PLC (Consumer Durables & Apparel)	1,147,104
49,909	Berkeley Group Holdings PLC (Consumer Durables & Apparel)	2,526,418
6,399	Bodycote PLC (Capital Goods)	53,323
178,750	Booker Group PLC (Food & Staples Retailing)	500,670
10,751	Bovis Homes Group PLC (Consumer Durables & Apparel)	164,060
173,410	BP PLC ADR (Energy)	5,299,410
102,419	British American Tobacco PLC (Food, Beverage & Tobacco)	5,651,044
34,933	Britvic PLC (Food, Beverage & Tobacco)	359,007
27,422	BT Group PLC (Telecommunication Services)	174,529
14,449	Cobham PLC (Capital Goods)	62,545
15,032	Diageo PLC (Food, Beverage & Tobacco)	403,864
50,723	Dialog Semiconductor PLC (Semiconductors & Semiconductor Equipment)*	2,034,938
300,454	Dixons Carphone PLC (Retailing)	1,931,017
402,709	DS Smith PLC (Materials)	2,405,722
78,621	easyJet PLC (Transportation)	2,122,301
37,709	Greene King PLC (Consumer Services)	454,464
48,970	Greggs PLC (Food & Staples Retailing)	804,957
147,438	Hammerson PLC (REIT)	1,392,207
186,563	Henderson Group PLC (Diversified Financials)	735,305
131,061	HSBC Holdings PLC (Banks)	988,687
78,309	IG Group Holdings PLC (Diversified Financials)	912,649
81,749	Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	4,226,327
89,787	Inchcape PLC (Retailing)	978,380
39,763	Indivior PLC (Pharmaceuticals, Biotechnology & Life Sciences)	136,574
329,378	International Consolidated Airlines Group SA (Transportation)*	2,950,885
630,048	ITV PLC (Media)	2,347,845
27,316	Lancashire Holdings Ltd. (Insurance)	285,727
21,924	Land Securities Group PLC (REIT)	417,958
88,761	Lavendon Group PLC (Capital Goods)	209,130
626,787	Lloyds Banking Group PLC (Banks)	713,572
355,686	Marks & Spencer Group PLC (Retailing)	2,699,933
122,601	Moneysupermarket.com Group PLC (Software & Services)	627,718

Shares	Description		Value
Common Stocks – (continued)
United Kingdom – (continued)
313,875	National Grid PLC (Utilities)		$ 4,371,383
9,667	Next PLC (Retailing)		1,114,046
810	Rank Group PLC (Consumer Services)		3,275
48,762	Reckitt Benckiser Group PLC (Household & Personal Products)		4,422,022
8,695	Rio Tinto PLC (Materials)		291,745
22,656	Safestore Holdings PLC (REIT)		101,019
167,143	Sky PLC (Media)		2,644,376
12,031	Standard Chartered PLC (Banks)		116,760
12,330	TalkTalk Telecom Group PLC (Telecommunication Services)(a)		58,714
36,085	Unilever PLC (Household & Personal Products)		1,469,735
1,075	Unilever PLC ADR (Household & Personal Products)		43,838
160,621	United Utilities Group PLC (Utilities)		2,251,265
150,998	Vodafone Group PLC ADR (Telecommunication Services)		4,792,677

			69,882,416

United States – 0.1%
10,645	Carnival PLC ADR (Consumer Services)(a)		550,666

TOTAL COMMON STOCKS (Cost $348,559,389)			$387,564,626

Shares	Description	Rate	Value
Preferred Stocks – 0.6%
Germany – 0.6%
23,325	Henkel AG & Co. KGaA (Household & Personal Products)	1.310%	$ 2,402,369
4,614	Sixt SE (Transportation)	0.820	179,048

TOTAL PREFERRED STOCKS (Cost $2,102,234)			2,581,417

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $350,661,623)			$390,146,043

Shares	Distribution Rate		Value
Securities Lending Reinvestment Vehicle(c)(d) – 1.6%
Goldman Sachs Financial Square Money Market Fund – FST Shares
6,347,171	0.132%		$ 6,347,171
(Cost $6,347,171)

TOTAL INVESTMENTS – 97.9% (Cost $357,008,794)			$396,493,214

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.1%			8,596,477

NET ASSETS – 100.0%			$405,089,691

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on September 30, 2015.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	57	December 2015	$1,968,714	$(90,779)
FTSE 100 Index	10	December 2015	910,449	(24,117)
Hang Seng Index	1	October 2015	134,141	(1,681)
MSCI Singapore Index	3	October 2015	131,759	(717)
SPI 200 Index	4	December 2015	351,441	(4,595)
TSE TOPIX Index	7	December 2015	823,615	(10,403)

TOTAL				$(132,292)

TAX INFORMATION — At September 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$357,024,858

Gross unrealized gain	49,893,563
Gross unrealized loss	(10,425,207)

Net unrealized security gain	$39,468,356

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establish a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by GSAM to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the FST Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy.

The Underlying Fund may invest in debt securities which are valued daily on the basis of quotations supplied by dealers, if market quotations are readily available, or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Funds enter into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2015:

U.S. EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$1,371,495,487	$—	$—
Investment Company	65,007,565	—	—
Total	$1,436,503,052	$—	$—

Derivative Type
Liabilities
Futures Contracts(b)	$(1,481,978)	$—	$—
Written Options	(14,649,600)	—	—
Total	$(16,131,578)	$—	$—

INTERNATIONAL EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$991,268	$88,769,893	$—
Australia and Oceania	—	22,326,439	—
Europe	16,215,520	196,777,487	—
North America	—	339,418	—
Total	$17,206,788	$308,213,237	$—

Derivative Type
Liabilities
Futures Contracts(b)	$(123,512)	$—	$—
Written Options	(1,664,031)	—	—
Total	$(1,787,543)	$—	$—

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

U.S. TAX-MANAGED EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$989,241,587	$33,298	$—
Securities Lending Reinvestment Vehicle	21,631,700	—	—
Total	$1,010,873,287	$33,298	$—

Derivative Type
Assets(b)
Futures Contracts	$(3,081)	$—	$—

INTERNATIONAL TAX-MANAGED EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$2,476,034	$—
Asia	—	115,478,177	—
Australia and Oceania	—	21,066,223	—
Europe	10,740,187	239,573,455	—
North America	550,666	261,301	—
Securities Lending Reinvestment Vehicle	6,347,171	—	—
Total	$17,638,024	$378,855,190	$—

Derivative Type
Liabilities(b)
Futures Contracts	$(132,292)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), an affiliated series of the Trust. The Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Money Market Fund.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date November 27, 2015

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date November 27, 2015

*	Print the name and title of each signing officer under his or her signature.